United States
		Securities and Exchange Commission
			Washington,D.C.  20549
			    FORM 13 F
			FORM 13 F COVER PAGE

Report for the Calendar Quarter: June 30, 2005

Check here of Amendment (  ): Amendment Number:
This Amendment(check only  one.): (  )is a restatement.
			         (   )adds new holdings entries.


Institutional Investment Manager Filing this report:

Name:	Rothschild Investment Corporation
Address:	311 South Wacker Drive
		Suite 6500
		Chicago, IL.  60606

13 F File Number:  28-0001020918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report of behalf of the Reporting Manager:
Name:		T.  J. Gressick
Title:		Vice-President
Phone:		312-983-8900
Signature,  place, and date of signing:

______________________   Chicago, IL.     July 29,2005

Report Type  (Check one only):
( x )	13F  HOLDING REPORT

(   )	13F  NOTICE

(   )	13F  COMBINATION REPORT

List of other Managers Reporting for this Manager:	   NONE

I am signing this report as required by the Securities Exchange
Act of 1934.
(PAGE)














FORM 13F SUMMARY PAGE


Report Summary:

Number of other Included Managers:		NONE

Form 13F Information Table Entry Total: 	 261
Form 13F Information Table  Value Total:	$ 459,254

List of other Included Managers:
  No.  13F File  Number      Name

	None


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